Investments in associates and joint ventures (Details 1) shares in Millions, $ in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2023 ARS ($) shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 ARS ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 ARS ($)	Jun. 30, 2021 USD ($)
Other Associates And Joint Ventures [Member]
Statement [Line Items]
Ownership interest	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Value of Group's interest in equity		$ 5,402		$ 6,810
Group's interest in comprehensive income/(loss)	$ (989)			$ (1,008)		$ (9,294)
Total associates and joint ventures [Member]
Statement [Line Items]
Value of Group's interest in equity	39,679		$ 38,611
Group's interest in comprehensive income/(loss)	$ 1,580		$ (1,813)		$ (24,117)
New Lipstick [Member]
Statement [Line Items]
Ownership interest	49.96%	49.96%	49.96%	49.96%	49.96%	49.96%
Value of Group's interest in equity	$ 243		$ 308
Group's interest in comprehensive income/(loss)	$ (66)		$ 149		$ (1,697)
Main activity	Real estate	Real estate
Common shares | shares	23,631,037	23,631,037
Share capital (nominal value) | shares	47	47
Loss/ (income) for the year	$ (2)
Shareholders' equity	$ (44)
BHSA [Member]
Statement [Line Items]
Ownership interest	29.91%	29.91%	29.91%	29.91%	29.91%	29.91%
Value of Group's interest in equity	$ 23,918		$ 20,836
Group's interest in comprehensive income/(loss)	$ 3,083		$ 1,882		$ (2,673)
Main activity	Financing	Financing
Common shares | shares	448,689,072	448,689,072
Share capital (nominal value) | shares	1,500	1,500
Loss/ (income) for the year	$ 10,306
Shareholders' equity	$ 77,676
Condor [Member]
Statement [Line Items]
Ownership interest	0.00%	0.00%	21.70%	21.70%	18.89%	18.89%
Value of Group's interest in equity	$ 0		$ 0
Group's interest in comprehensive income/(loss)	$ 76		$ 916		$ (1,464)
Quality [Member]
Statement [Line Items]
Ownership interest	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%
Value of Group's interest in equity	$ 6,987		$ 8,317
Group's interest in comprehensive income/(loss)	$ (1,387)		$ (2,119)		$ (916)
Main activity	Real estate	Real estate
Common shares | shares	1,421,672,293	1,421,672,293
Share capital (nominal value) | shares	2,843	2,843
Loss/ (income) for the year	$ (2,768)
Shareholders' equity	$ 13,645
La Rural S.A. [Member]
Statement [Line Items]
Ownership interest	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%
Value of Group's interest in equity		$ 1,214		$ 524
Group's interest in comprehensive income/(loss)	$ 705		$ (91)		$ (476)
Main activity	Organization of events	Organization of events
Common shares | shares	714,998	714,998
Share capital (nominal value) | shares	1	1
Loss/ (income) for the year	$ 719
Shareholders' equity	$ 1,896
TGLT S.A. [Member]
Statement [Line Items]
Ownership interest	27.82%	27.82%	27.82%	27.82%	27.82%	27.82%
Value of Group's interest in equity	$ 1,915		$ 1,753
Group's interest in comprehensive income/(loss)	$ 162		$ (1,559)		$ (7,625)
Main activity	Real estate	Real estate
Common shares | shares	257,330,595	257,330,595
Share capital (nominal value) | shares	925	925
Loss/ (income) for the year	$ (2,008)
Shareholders' equity	$ 6,885
Cresca S.A. [Member]
Statement [Line Items]
Ownership interest	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%
Value of Group's interest in equity		$ 0		$ 63
Group's interest in comprehensive income/(loss)	$ (4)			$ 17		$ 28